Condensed Financial Information of the Parent Company - Schedule of Condensed Parent Company Statements of Operations (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating loss:
Selling expenses		$ (1)
General and administrative expenses	(32,536)	(10,723)
Research and development expenses	(31,020)	(500)
Share of loss of subsidiaries	(4,206)	(14,581)	(6,669)
Total operating costs and expenses	(67,762)	(25,805)	(6,669)
Financial expenses, net	(615)	(478)
Change of fair value of warrant liabilities	(286)	(629)
Total other loss, net	(901)	(1,107)	(6,669)
Loss before income tax expense	(68,663)	(26,912)	(6,669)
Income tax expense
Net loss attributable to the Company’s ordinary shareholders	$ (68,663)	$ (26,912)	$ (6,669)